Accounts and Other Receivables - Summary of Changes in Loss Allowance of Accounts and Other Receivables (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivables
Trade And Other Receivables [Line Items]
Beginning balance	₩ 22	₩ 123	₩ 126
(Reversal of) Bad debt expenses	281	55	(3)
Write-off	(138)	(156)
Ending balance	165	22	123
Other Receivables
Trade And Other Receivables [Line Items]
Beginning balance	84	46	45
(Reversal of) Bad debt expenses	(34)	40	1
Write-off	(46)	(2)
Ending balance	₩ 4	₩ 84	₩ 46